CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Promissory notes-affiliates		$ 3,800	$ 3,800
Issued stock obligations		4,300	4,300
Dividend paid in kind	$ 353	$ 195	547
Dividend accrued related to the Class B Convertible Preferred Stock			$ 31